2. BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
Basis Of Preparation And Presentation Of Financial Statements
2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
2.1	Basis of Preparation

2.1.1       Consolidated Financial Statements

Consolidated Financial Statements as of December 31, 2017

These consolidated financial statements of Viña Concha y Toro S.A. and subsidiaries have been prepared in accordance with International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB). These consolidated financial statements have been approved by the Board of Directors on April 26, 2018.

2.1.2       Basis of Measurement

The consolidated financial statements have been prepared on the cost basis except for the following items:

-	Hedging financial instruments are measured at fair value;

-	Financial assets available-for-sale financial are measured at fair value;

-	Financial instruments with changes in profit and loss are valued at fair value;

-	The provision for severance indemnities is determined based on an actuarial calculation.

-	Agricultural produce are measured at harvest date at fair value less costs of sale (See Note 2.13).

2.1.3       Accounting Period

The Consolidated Financial Statements cover the following periods:

-	Consolidated Statements of Financial Position as of December 31, 2017 and 2016.

-	Consolidated Statements of Income for the years from January 1 through December 31, 2017, 2016 and 2015.

-	Consolidated Statements of Comprehensive Income for the years from January 1 through December 31, 2017, 2016 and 2015.

-	Consolidated Statements of Changes in Equity for the years from January 1 through December 31, 2017, 2016 and 2015.

-	Consolidated Statements of Cash Flows – Direct Method for the years from January 1 through December 31, 2017, 2016 and 2015.

2.1.4       Use of Estimates and Judgments

In preparing these consolidated financial statements, certain estimates made by the Company’s management have been used in order to quantify certain assets, liabilities, revenue, expenses and commitments which are recorded therein. These estimates refer to the following:

-	The assessment of possible indicators of impairment losses on property, plant and equipment, intangible assets, goodwill and investments.

-	The estimated useful life assigned to property, plant and equipment and intangible.

-	The criteria used for measuring certain assets, i.e., allowance for doubtful accounts.

-	The assumptions used in the projection of discounted cash flows i.e., impairment of Goodwill, fair value calculation of biological assets

-	The actuarial calculation for severance indemnity obligations.

-	The fair value of derivative contracts or other financial instruments.

-	Net realizable value and obsolescence estimates.

-	Fair value of biological assets.

-	Provision for advertising expense.

Even though these estimates have been made considering the best available information as of the date of issue of these consolidated financial statements on the events analyzed, events may occur in the future requiring their amendment (upwards or downwards) over next years, which would be made prospectively, recognizing the effect of changes in estimates in the corresponding future consolidated financial statements.

2.1.5       Classification of Balances as Current and Non-Current

In the accompanying consolidated statements of financial position, balances are classified considering their maturity dates; i.e., current balances include those maturing in a period equal to or lower than twelve months and non-current include all those balances for a period that exceeds twelve months. If there exits obligations whose maturity is lower than twelve months but whose long-term refinancing is ensured at the Company’s discretion, through loan agreements unconditionally available maturing at long-term, these could be classified as long-term liabilities.

2.1.6       New Standards adopted and Standards Issued but not yet in force

As of the date of issuance of these consolidated financial statements, there are standards and amendments to standards and interpretations with first time mandatory application beginning on periods commenced as of January 1, 2017.

	New Standards	Mandatory application for years beginning on :
Amendment to IAS 7 -	Statement of Cash Flows	January 1, 2017
Amendment to IAS 12 -	Recognition of Deferred Tax Assets for Unrealized Losses.	January 1, 2017
Amendment to IFRS 12 -	Annual Improvements Cycle 2014-2016.	January 1, 2017

These new standards have no significant impact on the Group’s financial statements.

The following accounting pronouncements have been issued by the IASB, but have not yet become effective and are effective from the dates indicated below:

New Standards		Mandatory application for years beginning on:
IFRS 9	Financial Instruments: Classification and Measurement	January 1, 2018
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
IFRS 16	Leases	January 1, 2019
IFRS 17	Insurance Contracts	January 1, 2021
New Interpretations		Mandatory application for years beginning on:
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRIC 23	Uncertainty Over Income Tax Treatments	January 1, 2019
Amendments to IFRS		Mandatory application for years beginning on:
IFRS 2	Share-based Payment: Clarifies the accounting for certain types of share-based payment transactions	January 1, 2018
IAS 40	Transfer of Investment Property	January 1, 2018
IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
IFRS 10 and IAS 28	Sale and Contribution of Assets	To be determined

The Company’s Management believes these new standards will have no significant impact on the Group’s financial statements, except for the standards IFRS 16, IFRS 9 and IFRS 15, explained as follows:

a) New accounting pronouncements

The Company’s Management is in the process of analyzing the IFRS 16 to determine whether or these will have a significant impact on the consolidated financial statements. In particular we can mention the following:

IFRS 16 “Leases”

IFRS 16 was issued in January 2016 by the IASB, which establishes the principles for the recognition, measurement, presentation and disclosure of leases. The new standard replaces the current IAS 17 “Leases” and their interpretations: IFRIC 4 “Determining whether an Arrangement Contains a Lease”, SIC 15 “Operating Leases - Incentives” and SIC 27 “Evaluating of the Substance of Transactions Involving the Legal Form of a Lease”.

The standard is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted for companies applying IFRS 15 prior to the initial application date of IFRS 16. The Group does not plan to early adopt the standard.

IFRS 16 proposes a number of practical expedients for the transition, both for the definition of leasing and for the retroactive application of the standard. The Group has not yet decided whether to use any of the practical expedients.

i) Lessee accounting: IFRS 16 requires lessees to account for all leases under a single model, similar to accounting for finance leases under IAS 17. That is, at the date of commencement of a lease, the lessee will recognize an asset for the right to use the asset and a liability for the future installments to be paid. The standard includes two voluntary recognition waivers for low value leases and short term leases.

ii) Lessor accounting: does not change substantially from the current model of IAS 17. The lessor will continue to classify leases under the same principles of the current standard as operating or finance leases.

The Group is currently conducting an initial assessment of the potential impact of IFRS 16 on the consolidated financial statements. The quantitative effect to date is unknown, which will depend, among other aspects, on the method of transition chosen, on the extent to which the Group uses practical expedients and recognition exemptions, and on any additional leases that the Group may enter into in the future. Viña Concha y Toro S.A. and subsidiaries expects to disclose their transition method and quantitative information prior to the date of adoption.

b) Transition to New Standards

IFRS 9 “Financial Instruments”

In June 2014, the IASB issued a finalized version of IFRS 9, which contains accounting requirements for financial instruments, replacing IAS 39 “Financial Instruments: recognition and Measurement”. The new Standard brings together the results of the three phases of the IASB project on financial instruments: (i) Classification and Measurement, (ii) Impairment and (iii) Hedge Accounting.

IFRS 9 must be applied to an entity’s first annual IFRS financial statements for periods beginning on or after January 1, 2018. The standard imposes many specific transitions rules, exceptions and exemptions, but, in general, must be applied retrospectively in an exception for most of the accounting requirements, which shall be applied prospectively. IFRS 9 does not require any prior period restatement.

Management has conducted an analysis of the effects that IFRS will have on the Group’s 2018 consolidated financial statements, as well as on the judgments and selection of accounting policies applied during the implementation period.

i) Classification and measurement

IFRS 9 introduces a new approach to classification of financial assets based on two concepts: contractual cash flows characteristics and the business model. Under this new approach, the four classification categories that existed under the IAS 39 “Financial Instruments: Recognition and Measurement” are replaced by the following three categories:

-  amortized cost;

-  fair value with changes recognized in other comprehensive income; or

-  fair value through profit or loss.

Financial liabilities under IFRS 9 are classified similar to the classification under IAS 39 “Financial Instruments: Recognition and Measurement”. However there are differences in the requirements applicable to the measurement of financial liabilities designated as at fair value through profit or loss. Changes generated by the variation of an entity’s own credit risk will be recognized in other comprehensive income.

Management has conducted an assessment of the impact that such Standard will have on its consolidated financial statements and has determined that financial assets classified as available for sale starting from 2018 should be classified as financial assets at fair value through profit or loss with no significant impacts. Regarding financial liabilities no significant effects have been identified because of the change in the accounting treatment.

ii) Impairment

IFRS 9 introduces an expected credit loss model, different to the incurred credit loss model required by IAS 39 “Financial Instruments: Recognition and Measurement.” This means that under IFRS 9, impairment will be generally recognized earlier than under the current standard.

The new impairment model will be applied to financial assets measured at amortized cost or fair value with changes in other comprehensive income. Loss allowance will be measured based on:

-	Expected credit losses over the next 12 months; or

-	Expected credit losses over the life of the asset if, at the reporting date of the consolidated financial statements, there is a significant increase in the credit risk of a financial instrument since the initial recognition.

The standard allows, as a matter of simplification, accounting for loss allowance on commercial receivables, contractual asset or lease receivable, based on expected credit losses over the life of these assets.

Management has conducted a preliminary analysis of the impact that such standard will have on its consolidated financial statements and has determined that there is no significant impact on the estimation of impairment losses.

iii) Hedge accounting

IFRS 9 introduces a new hedge accounting model that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non- financial risk exposures, and establishes a more principles based approach. The new approach will better reflect the results of risk management activities in the financial statements, allowing more elements to be eligible as hedged items: risk component of non-financial items, net positions and aggregate exposures (i.e. a combination of non-derivative and derivative instruments).

At the initial application of IFRS 9, Management may choose as an accounting policy to continue applying IAS 39 “Financial Instruments: Recognition and Measurement” the hedge accounting requirements of IAS 39 instead of the IFRS 9 requirements.

Management has opted to apply the new IFRS 9 for hedge accounting at the date of adoption but it identified no significant effects on profit or loss and equity as there are no relevant differences compared to the previous model required by IAS 39.

IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 “Revenue from Contracts with Customers” issued in May 2014 by the IASB establishes the principles that an entity must apply to disclose useful information to the users of the financial statements in regard to the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers beginning on January 1, 2018. For such purposes, the basic principle is that an entity will recognize revenue representing the transfer of goods or services promised to customers in an amount which reflects the consideration to which the entity expects to have a right in exchange for such goods or services. The new standard provides a comprehensive 5-step framework to determine the time, measurement and recognition of revenue. The focus of such new standard is on recognizing revenue as and when the different performance obligations and transfer of control are met. Its application replaces, among others, IAS 18 Revenue; IAS 11 Construction Contracts; IFRIC 13 Customer Loyalty Programmes; IFRIC 15 Agreements for the Construction of Real Estate; IFRIC 18 Transfers of Assets from Customers; and SIC-31 Revenue-Barter Transactions Involving Advertising Services.

In April 2016, IASB issued an amendment introducing clarifications to the guidance for the identification of performance obligations in contracts with customers, accounting for intellectual property licenses and the assessment of principal versus agent (gross presentation versus net presentation of revenue), among other aspects. Such amendments are also effective beginning on January 1, 2018.

The Company’ revenue predominantly arises from its main performance obligation of transferring its products under agreements where the transfer of control and compliance with the Company’s performance obligations occur at the same time. Management conducted an assessment and plan to implement IFRS 15. As part of such process, management conducted an analysis of its performance obligations underlying revenue recognition, as it is the case of the performance obligation related to the transport of products to customers, in accordance with the terms and conditions previously established in contracts with no significant impact to the extent the performance obligation has been satisfied. In such sense, with respect to products billed with deferred delivery, the Company assessed the transfer of control beyond the transfer of risks and rewards that the previous standard established and the Company does not believe that under the new standard there is an impact on revenue recognition under such method. Additionally, the Company assessed the estimation of variable considerations including discounts, guarantees, financing components and the considerations paid to customers, among other aspects. Management concluded from such preliminary analysis that the latter will generate an immaterial impact on revenue recognition as a result of applying the new standard, as a reduction of the transaction price and; accordingly, of revenue, offset by one hundred percent with a lower expense in the line distribution costs. The Company has started to apply IFRS 15 beginning on January 1, 2018, by applying the cumulative effect method at such date, recognizing the transition effects without making any adjustments to comparative information from prior periods.

2.1.7       Significant Accounting Policies

The significant accounting policies are as follows:

-	Inventories

-	Goodwill

-	Financial assets and Property, plant and equipment

-	Derivative financial instruments

-	Biological assets

-	Employee benefits

2.2       Basis of Consolidation

The consolidated financial statements include assets, liabilities, profit and loss and cash flows of Viña Concha y Toro and its subsidiaries. The effects of significant transactions performed with subsidiaries have been eliminated and the related non-controlling ownership which are presented in both the consolidated statements of financial position and statements of income, under item non-controlling interests, have been recognized.

The accounting policies of direct and indirect subsidiaries are aligned with the Company’s accounting policies.

2.2.1 Subsidiaries

The subsidiaries are entities controlled by Viña Concha y Toro. The Company controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of subsidiaries are included in the consolidated financial statements from the date in which control starts through the date in which it ceases.

To account for the acquisition of subsidiaries, Viña Concha y Toro uses the acquisition method. The acquisition cost is the fair value of assets delivered, equity instruments issued and liabilities incurred or assumed at the exchange date, and other costs directly attributable to the acquisition. Identifiable assets acquired, identifiable liabilities and contingencies assumed in a business combination are measured by its fair value at the acquisition date. The excess of the acquisition cost compared to the fair value of the Company’s ownership in net identifiable assets acquired is recognized as goodwill. Whether the acquisition cost is lower than the fair value of net assets of the acquired subsidiary, the difference is directly recognized in the statement of income.

The subsidiaries, whose financial statements have been included in consolidation are the following:

		Ownership percentage
		As of December 31, 2017			As of December 31, 2016
Tax ID No.	Company	Direct	Indirect	Total	Total
85.037.900-9	Comercial Peumo Ltda.	—	100.0000%	100.0000%	100.0000%
84.712.500-4	Bodegas y Viñedos Quinta de Maipo SpA	54.3236%	45.6764%	100.0000%	100.0000%
82.117.400-7	Soc. Export.y Com. Viña Maipo SpA	—	100.0000%	100.0000%	100.0000%
85.687.300-5	Transportes Viconto Ltda.	—	100.0000%	100.0000%	100.0000%
86.326.300-K	Viña Cono Sur S.A.	—	100.0000%	100.0000%	100.0000%
0-E	Trivento Bodegas y Viñedos S.A.	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro UK Limited	99.000%	1.0000%	100.0000%	100.0000%
0-E	Cono Sur Europe Limited	—	100.0000%	100.0000%	100.0000%
96.585.740-0	Soc. Export. y Com. Viña Canepa S.A.	—	100.0000%	100.0000%	100.0000%
96.921.850-K	Inversiones Concha y Toro SpA	100.0000%	—	100.0000%	100.0000%
99.513.110-2	Inversiones VCT Internacional SpA	35.990%	64.0100%	100.0000%	100.0000%
0-E	Finca Lunlunta S.A.	—	100.0000%	100.0000%	100.0000%
76.898.350-K	Viña Maycas del Limarí Limitada	—	100.0000%	100.0000%	100.0000%
0-E	Finca Austral S.A.	—	100.0000%	100.0000%	100.0000%
0-E	VCT Brasil Importación y Exportación Ltda.	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Sweden AB	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Finland OY	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Norway AS	—	100.0000%	100.0000%	100.0000%
76.048.605-1	Viñedos Los Robles SpA	—	100.0000%	100.0000%	100.0000%
0-E	VCT Group Of Wineries Asia Pte. Ltd.	—	100.0000%	100.0000%	100.0000%
0-E	VCT USA, Inc.	100.0000%	—	100.0000%	100.0000%
0-E	Fetzer Vineyards, Inc.	—	100.0000%	100.0000%	100.0000%
0-E	Eagle Peak Estates, LLC	—	100.0000%	100.0000%	100.0000%
0-E	VCT Mexico, S. de R.L. de C.V.	—	100.0000%	100.0000%	100.0000%
0-E	VCT & DG Mexico, S.A. de C.V.	—	51.0000%	51.0000%	51.0000%
0-E	Concha y Toro Canadá Limited	—	100.0000%	100.0000%	100.0000%
76.273.678-0	Viña Cono Sur Orgánico SpA.	—	100.0000%	100.0000%	100.0000%
0-E	VCT África & Middle East Proprietary Ltd.	—	100.0000%	100.0000%	100.0000%
0-E	Gan Lu Wine Trading (Shanghai) Co. Limited	—	100.0000%	100.0000%	100.0000%
0-E	VCT Norway AS	—	100.0000%	100.0000%	100.0000%
0-E	Cono Sur France S.A.R.L	—	100.0000%	100.0000%	100.0000%
0-E	VCT Wine Retail Participacoes Ltda.	—	100.0000%	100.0000%	100.0000%
76.783.225-7	Inmobiliaria El Llano SpA	100.0000%	—	100.0000%	0.0000%
99.527.300-4	Southern Brewing Company S. A. (*)	77.0000%	—	77.0000%	49.0000%
(*): See Note 11.1 Disclosures on Investments in Subsidiaries, letter iii.

Minority interest represents the effect in profit and loss and equity as of December 31, 2017 and 2016, of those companies which are consolidated as per the global integration method; presented as “Non-controlling interest” in the equity line of the Consolidated statement of financial position and in the line “Profit (loss) attributable to non-controlling interests”, in the accompanying Consolidated statements of income.

The translation to the presentation currency of financial statements of foreign companies with functional currency other than the Chilean peso is performed as is indicated in 2.2.2..

Foreign currency translation differences generated by the translation to the currency used in the consolidated financial statements are recorded under “Foreign currency translation differences” within equity.

All balances and transactions between consolidated companies have been eliminated in the consolidation process.

2.2.2 Functional and Presentation Currency

The Company has determined that its functional currency is the Chilean peso and the functional currency of each of its subsidiaries has been determined by each entity based on the economic environment in which they operate. The term foreign currency is defined as any currency other than the Chilean peso.

The definition of this functional currency relates to the fact that it is the currency that reflects or represents the transactions, events and relevant underlying terms to manage the operations of Viña Concha y Toro. For such purposes, the analysis has considered such variables as: sales price of its products, relevant markets for the Company, and sources of financing, among others.

In consolidation, items in the consolidated statement of comprehensive income related to entities whose functional currency is other than the Chilean peso have been translated to Chilean pesos using the average exchange rates. Items in the consolidated statement of financial position have been translated using the exchange rates prevailing at each year-end. Exchange differences associated with the translation of net assets of these entities have been carried to equity and recorded in a translation reserve under a separate line.

The Company does not use a presentation currency other than the Parent’s functional currency for consolidation.

All information is presented in thousands of Chilean pesos (ThCh$) and has been rounded to the nearest unit value.

2.2.3 Goodwill

Goodwill generated by the purchase of investments is not subject to amortization and at each year-end impairment testing is conducted; and if there are indications which could decrease its recoverable amount to an amount lower than the net cost recorded, an impairment loss adjustment is made.

Goodwill is assigned to those cash-generating units (CGUs) which are expected to obtain benefits from the business combination from which this acquired goodwill arose.

2.3	Operating Segments and Geographic Information (See Note 28)

The Concha y Toro Group reports financial information by segments considering the information available to the Company’s key decision makers regarding matters which allow measuring profitability and making decisions on investments in business areas. The Board of Directors and the General Manager are considered to be the Company’s key decision-makers. The Company’s Management has determined that the Company operates in two business segments: Wines and Other.

The activities of these two operating segments consist of:

-	Wine: production, distribution and marketing of Wines under all its brands, including agricultural, oenological and packaging operations that are transversal to all products and markets in Chile, Argentina and the United States; The storage, transportation and marketing of them in the domestic market and exports, including consolidation in those countries where there is an importer, distributor or related commercial office.

-	Other: grouping of other products not specifically related to the production, distribution and marketing of Wine. This segment includes the distribution of spirits and premium beers in Chile, wine bar and tours in Pirque, and the activities related to the real estate business, among others.

The accounting policies used to determine the segmented information are the same as those used for the preparation of the Company’s Consolidated Financial Statements. The decision-makers use income before taxes as the segment operating measure. Such measurement excludes the operating leases, sales of waste, property, plant and equipment and products not considered in the segment “Other” as these are not directly attribute to the operating segments. The decision-makers use total assets as the measurement for the segment of assets. Such measurement excludes cash and cash equivalents as those assets not directly attributed to operating segments. The decision makers use total liabilities as the measurement of the liabilities segment. Such measurement excludes corporate debt, derivative financial instruments, deferred taxes and provisions for employee benefits, among others, whose obligations are not attributed to operating segments.

There are no intersegment transactions.

Geographic revenue is determined in accordance with the customer’s location.

Geographic non-current assets are determined in accordance with the physical location of assets.

2.4	Transactions in Foreign Currency and Adjustment Units Transactions and Balances

Transactions in foreign currencies are recorded initially, applying the applicable exchange rate at the transaction date. Balances of monetary assets and liabilities are translated at the year-end exchange rate; non-monetary items in foreign currency are measured in terms of cost and are translated using the applicable exchange rate at the transaction date. Non-monetary items in foreign currencies valued at fair value are translated using the applicable exchange rate at the date in which the fair value is determined.

Exchange rates used to translate monetary assets and liabilities, denominated in foreign currency and adjustments units at each year-end regarding the Chilean peso, are as follows:

Foreign currency	Abbreviation	As of December 31, 2017	As of December 31, 2016
Unidad de Fomento (*)	UF	26,798.14	26,347.98
United States Dollar	USD	614.75	669.47
Pound Sterling	GBP	832.09	826.10
Euro	EUR	739.15	705.60
Swiss Franc	CHF	631.16	657.83
Australian Dollar	AUD	480.31	483.44
Canadian Dollar	CAD	491.05	498.38
Singapore Dollar	SGD	460.11	462.56
Brazilian Real	BRL	185.64	205.82
Argentine Peso	ARS	33.11	42.28
Danish Crown	DKK	99.31	94.93
Norwegian Crown	NOK	75.21	77.64
Chinese Yuan	CNY	94.40	96.13
Swedish Crown	SEK	75.20	73.66
Hong Kong Dollar	HKD	78.69	86.34
South African Rand	ZAR	49.78	48.85
Mexican Peso	MXN	31.28	32.46
Yen	JPY	5.46	5.73

(*) Adjustment unit corresponds to “Unidad de Fomento” (UF) which is a Chilean inflation-indexed, peso-denominated monetary unit. The UF rate is set daily in advance based in changes in the previous month’s inflation rate.

2.5	Cash and Cash Equivalents

Cash and cash equivalents includes balances in cash, banks and short-term highly-liquid investments that are readily convertible to known amounts of cash and subject to insignificant risk regarding change in its value.

2.6	Financial Instruments

-	Financial Assets

Viña Concha y Toro S.A. and subsidiaries classify its financial assets under the following categories: at fair value with changes in profit and loss, available for sale, held to maturity and loans and accounts receivable. The classification depends on the purpose with which these financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

2.6.1	Financial assets at fair value through profit and loss

Financial assets at fair value with changes in profit and loss are financial assets held for trading. A financial asset is classified under this category when it is mainly acquired to be sold in the short-term. Derivatives are also classified as acquired for trading unless they are designated as hedges. Assets under this category are classified as current assets and initially recognized at fair value in profit and loss.

2.6.2	Held-to-maturity financial assets

Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments, have fixed maturities, and for which, the Company has the positive intention and ability to hold them up to maturity. After the initial measurement, held-to-maturity financial investments are subsequently measured at amortized cost. This cost is calculated as the amount initially recognized less capital prepayments, plus or less accumulated amortization using the effective interest rate method for any difference between the amount initially recognized and the amount at maturity, less any impairment loss determined as per market values.

2.6.3	Loans and Receivables

Loans and accounts receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Current assets include all recoverable items except for those with maturities exceeding 12 months from the year-end date, which are classified as non-current assets. Loans and accounts receivables are included within “Trade and other account receivables” within the statement of financial position, except for those maturing over 12 months, which are included in “Non-current accounts receivable”.

Trade and other account receivables, are initially recognized at their fair value (nominal amount which in some cases includes embedded interest) and subsequently at amortized cost using the effective interest method, less an allowance for impairment loss. This cost is calculated as the amount initially recognized less capital prepayments, plus or less accumulated amortization using the effective interest rate method of any difference between the amount initially recognized and the amount at maturity, less any impairment loss determined as per market values. Gains and losses are recognized in the statement of income when items are derecognized or impaired, as well as through the amortization process. When the notional amount of the receivable does not significantly differ from the fair value, the item is recognized at the notional amount. An allowance for impairment loss of trade receivables is recognized when there is objective evidence that impairment has occurred and is done on a case-by-case basis.

Once the procedures for preliminary and judicial collection have been exhausted, the assets will be written off against the allowance made. The Company uses the allowance for impairment method and not the direct write-off method.

Historical and currently renegotiations are not relevant and the policy is to analyze on a case-by-case to classify them as per the existence of risk, determining whether the reclassification corresponds to accounts for legal preliminary collection. If reclassification is needed, estimation of the amount due and to be due is established.

Financial assets recorded in this category include cash and cash equivalents, other financial assets, trade and other receivables and trade receivables due from related parties and receivables, non-current.

2.6.4	Financial Assets Available for Sale

Financial assets available for sale are those which are specially designed as such or those not qualifying to be classified within the 3 prior categories of financial assets. These financial assets are included in the consolidated statement of financial position at its fair value when is possible to determine, in a reliable manner. In the case of ownerships in unlisted companies or that have low liquidity, generally, the market value cannot be determined in a reliable manner. When this case exists, they are valued at acquisition cost or for a lower amount if there is evidence of its impairment. Changes of fair value, net of its tax effect, are recorded in the consolidated statements of other comprehensive income, up to the disposal these investments. Then the accumulated amount of this item is included in the gain or loss for the year.

In case that the fair value is lower than the acquisition cost, if there is an objective evidence that the assets suffered an impairment which cannot be considered as temporary, the difference is directly recorded in as a loss in the current year.

-	Financial Liabilities

The Company classifies its financial liabilities under the following categories: at fair value with changes in profit or loss, trade payables, interest bearing borrowings or derivatives designated as hedging instruments. Financial liabilities include other financial liabilities, trade and other payables and trade payables due to related parties and non-current payables. They are initially recognized at fair value and subsequently measured at amortized cost calculating the effective interest rate.

The Company’s management determines the classification of its financial liabilities at initial recognition. Financial liabilities are classified in the category of other financial liabilities except for derivative financial liabilities that are classified at fair value through profit or loss. They are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.

The financial liabilities are derecognized when the obligation is paid, settled or becomes due.

2.6.5	Financial liabilities at fair value with changes in profit or loss

The financial liabilities are classified at fair value when held for trading or designated at initial recognition at fair value through profit or loss. This category includes the derivative instruments not designated for hedge accounting.

2.6.6	Trade Payables

Trade payables balances are initially measured at fair value and subsequently measured at amortized cost.

2.6.7	Hedging derivatives

The global derivative instrument portfolio is composed of 99.27% by contracts qualifying as hedge instruments. These were subscribed by the Concha y Toro Group within the framework of the financial risk management policy to mitigate the risks associated with exchange rate fluctuations, adjustments units (UF) and interest rates fluctuations, being these currency forward contracts and interest rate swaps.

Derivatives are recorded at fair value in the consolidated statement of financial position date. If its value is positive, these are recorded under the caption “Other financial assets” when its value is negative, these are recorded within the caption “Other financial liabilities”, reflecting the change in the fair value within the consolidated statement of comprehensive income as described below, as per the type of hedge to which these correspond:

a)	Fair value hedges:

The portion of the underlying for which the risk is being hedged is measured at fair value as well as the hedging instrument, recognizing the fluctuations in the value of both, netting the effects under the same caption in the statement of income.

b)	Cash flow hedges:

Changes in the fair value of derivatives are recorded, in the portion in which these hedges are effective, in the reserve in total equity until transferred to the consolidated statement of comprehensive income netting this effect against the hedged item. The results corresponding to ineffective portion of hedges are directly recorded in the consolidated statement of income.

c)	Net investment hedges:

Net investments hedges in a foreign operation, including a hedge of a monetary item which is accounted for as a part of the net investment, are recorded as follows: gains or losses for the hedging instrument related to the effective portion of the hedge are recognized as a charge or credit to equity accounts, whereas any gain or loss related to the ineffective portion is recognized as a charge or credit to profit or loss. When disposing of the foreign operation, the accumulated amount of any gain or loss directly recognized in equity is transferred to the consolidated statement of income.

A hedge is considered as highly effective when changes in the fair value or cash flows of the underlying directly attributable to the hedged risk, are offset with changes in the fair value or the hedging instrument cash flows, with effectiveness ranging between 80% and 125%.

2.6.8	Embedded derivatives

The Concha y Toro Group assess the existence of embedded derivatives in financial instruments contracts and contracts for the purchase of grapes from third parties in order to determine whether their characteristics and risks are closely related to the main agreement. Should it be concluded that clauses in contracts were related to the main contract, the derivative is measured at fair value.

As of December 31, 2017 and 2016, there are no embedded derivatives for both, financial instruments contracts and contracts to purchase grapes and wine.

2.6.9	Fair value and Classification of Financial Instruments

The fair value of the different derivative financial instruments is calculated using the following procedures:

-	For derivatives quoted in an organized market, its quote price at year-end.

-	For non-negotiable derivatives in organized markets, the Group measures them using the discount of expected cash flows and generally accepted option valuation models based on market conditions, from both, cash and futures at year-end.

In consideration of the abovementioned procedures, Viña Concha y Toro and subsidiaries classifies its financial instruments in the following levels:

Level 1	Fair value obtained through direct reference to quoted prices with no adjustment.

Level 2	Fair value obtained through use of valuation techniques accepted in the market and based on prices, other than those indicated in Level 1, which are observable direct or indirectly as of the measuring date (adjusted prices).

Level 3	Fair value obtained through models internally developed or methodologies which use information that are not observable or with low liquidity.

2.6.10	Interest-bearing loans

All credits and loans are initially recognized at the fair value of the payment received less direct costs attributable to the transaction. Subsequently to the initial recognition these are measured at amortized cost using the effective interest rate method.

Gains and losses are recognized with a charge or credit and profit or loss when liabilities are derecognized or amortized.

2.7	Non-current assets held-for-Sale

Non-current assets such as property, plant and equipment whose carrying amount will be recovered through sales and not through its ongoing use are classified as held for sale. This condition is considered as met only when the sales is highly probable and the asset is available for immediate sale in its current state and transferred to the current group.

These are included in non-current assets when the investment is intended to be disposed of in the twelve months following year-end.

These assets are measured at the lower amount between the carrying amount and the estimated sales value less the costs to sell, and are no longer depreciated from the time in which are classified as non-current assets held-for-sale.

2.8	Inventory

Raw materials, products in-process, finished products and supplies, are initially measured at cost. Subsequent to the initial recognition, these are measured at the lower of net realizable value and cost recorded initially. Inventory of wine in bulk are measured at weighted average price, determined through the absorption costing method, which implies adding to acquisition direct costs and/or grapes production costs, indirect costs incurred in the agricultural process, and direct and indirect costs in the wine production process.

Agricultural produce (grapes) used as raw material are measured at fair value less costs of sale as of the harvest date (see Note 2.13 Biological Assets).

The Company and its subsidiaries have recorded impairment for obsolescence of raw materials and supplies based on technical reports and on turnover level of stocks maintained and /or from the assessment of its use in the future.

2.9	Other non-financial assets

Within the caption other non-financial assets are shown those current prepayments. These include disbursements due to prepayments related to the lease of farms, insurance and advertising. These are classified in current and non-current depending on the term of their maturity.

2.10	Investments in associates

An associate is an entity in which Viña Concha y Toro has significant influence, but not a control or joint control, of its financial and operating policies. A joint venture is an arrangement in which Viña Concha y Toro has joint control whereby it has a right to the net assets of the arrangement and not rights on its assets and obligations for its liabilities. Pursuant to the equity method, the investment is initially recorded at cost including transaction costs.

The net profit or loss obtained in each year by these companies is illustrated in the consolidated statement of comprehensive income as “Ownership on profit (losses) of associates accounted for using the equity method.” (Equity-accounted investees).

2.10.1	Goodwill of equity-accounted investees

Goodwill from acquisitions of associates is not amortized and at each year-end, it is estimated if there are indications of impairment which may decrease its recoverable amount to an amount lower than the net cost recorded, in whose case, an impairment adjustment is made.

Goodwill is assigned to those cash generating units (CGUs) in which is expected to obtain a benefit from the business combination in which the acquired goodwill arose. This value is added to the investment value.

2.11	Intangible Assets

2.11.1	Industrial Brand Rights

Viña Concha y Toro and its subsidiaries commercializes its products through the registration of its own trademark in the different countries. Such registration in general has a term of 10 years and can be renewed indefinitely. The main brands of the Company includes the corporate Concha y Toro brand and its emblematic brands Casillero del Diablo, Sunrise, Frontra, Sendero, Don Melchor, Amelia Terrunyo, Trio, Marqués de casa Concha, Viña Maipo, Subercaseoux, Maycas del Limarí, Palo Alto and its common brands Vitral, Decopas, Carmín de Peumo, Sonata, Travessia, among others. The subsidiaries have registered the brands Cono Sur, Tocornal, Isla Negra, Bicicleta, Trivento, La Chamiza, Pampas del Sur, Eolo, Tribu, Fetzer, Bonterra, Bel Arbor, Coldwater Creek, Sanctuary, Five Rivers, Jekel, Anthony’s Hill, Eagle Peak, Valley Oaks, Pacific Bay, Full Circle, 1000 Stories, and McNab, among others.

-	Registered in Chile.

Viña Concha y Toro has a portfolio of own industrial brands registered in Chile for a ten-year renewable period. These are valued at the brand’s historical cost of registration. This value is amortized over the term of the registered brand (ten year-renewable period).

-	Registered abroad.

The Company also registers its own brands abroad where it operates in the wine business. Usually, these registration rights have a term from 7 through 15 years. The registration amounts are amortized in the in-force period of the related brand registration certificate pursuant to regulations of each country. These are recognized at cost net of amortization.

Viña Concha y Toro measure the related Industrial Brand Rights at its registration cost value. Disbursements made in developments of brands are recorded as operating expenses when incurred.

2.11.2	Acquired Industrial Brand Rights

Those industrial brands rights acquired in business combinations has an indefinite useful life, consequently are not amortized and are evaluated on impairment on a yearly basis.

2.11.3	Domain Rights

Domain rights correspond to the rights of use for a unique internet address to which users can access. These domains can be domestic or foreign, for which its effective period will correspond to that indicated by the law of each country, which in general is not higher than 10 years and is renewable.

2.11.4	IT Software

Licenses for IT software acquired are recorded at cost, net of amortization. These costs are amortized over their estimated useful lives.

Expenses related to the development or maintenance of IT programs are recognized as an expense when incurred.

2.11.5	Research & Development

Development expenses are recognized as intangible assets provided that can be assured its technical feasibility and to demonstrate that this can generate probable economic benefits in the future.

Research expenses are recognized as expenses when incurred. As of December 31, 2017 research expenses amounted to ThCh$1,306,407, whilst as of December 31, 2016 and 2015 these expenses amounted to ThCh$1,428,710 and ThCh$624,605, respectively.

2.11.6	Water Rights

Water rights acquired by the Company correspond to the exploitation right of water existing in natural sources associated to agricultural land which are recorded at cost. These are recognized at its purchase value, and given that the rights are perpetual, these are not amortizable. However, the Company applies an annual impairment test regarding these water rights.

2.11.7	Easements Rights

Easements rights correspond to the amounts related to the acquisition of rights of way, between several co- owners from the area (access to allotments, aqueduct transit, and power lines), on third party land. These rights are perpetual and therefore, are not amortized but subject to “impairment test” on an annual basis, adjusting the value in case the related market value is lower, based on the last transactions performed by the Company.

2.11.8	Identification of classes of intangible assets with finite and indefinite useful lives

Description of class of the Intangible Class	Useful life definition
Domains rights	Finite
Industrial brands rights (acquired)	Indefinite
Licenses, industrial brand rights, registered abroad and locally	Finite
Water rights	Indefinite
Easement Rights	Indefinite
IT software	Finite

2.11.9	Minimum and maximum useful lives for amortization of intangible assets

Useful life per class of intangible asset	Minimum	Maximum
Licenses, trademark rights	5	15
IT software	3	8
Domains rights	3	10

2.12	Property, Plant and Equipment

Property, plant and equipment are recognized at cost less accumulated depreciation and impairment.

The cost of property, plant and equipment items includes its acquisition price plus all the costs directly attributable to the asset location and bringing the assets to a working condition for its intended use as expected by the Company and the initial estimate of any cost of dismantling and removal of the items or of restoring the site on which these are located.

When parts of an item of property, plant and equipment have different useful lives, these are accounted for as separate items (major components) of property, plant and equipment.

Repair, maintenance and servicing expenses are expensed in profit or loss when incurred. Note that certain items of the Group’s property, plant and equipment require reviews on a regular basis. In this sense, the items subject to replacement are recognized separately from the remaining value of the existing asset and with a segregation level which allows for depreciating them in the period between the current and next repair.

2.12.1	Cost Policy on financial interests

Costs for the financing interest attributable to the acquisition or construction of assets which require a substantial period of before being ready for use or sale are also included as an item of property, plant and equipment. Capitalized financial expenses are obtained when applying a capitalization rate, which is determined using the weighted average of all costs for the entity’s interest divide by the loans in force during the period.

Financing costs incurred from the acquisition of an asset up to the date in which these are ready for use are included in the asset value as established in IAS 23.

In case that the period used for the construction of property, plant and equipment is higher than a reasonable time, capitalization of interest would be discontinued.

2.12.2	Depreciation

Items of property, plant and equipment are depreciated on a straight-line basis through the distribution of asset’s acquisition cost less the estimated residual value between the estimated useful lives of each component.

Viña Concha y Toro and subsidiaries assesses at each annual reporting date, the existence of any asset impairment loss related to property, plant and equipment. Any reversal of the impairment loss is recorded directly in profit and loss.

The useful lives of assets are detailed as follows:

Asset	Useful life
Buildings	10 to 40
Plant and equipment	3 to 20
IT equipment	3 to 7
Fixed installations and accessories (*)	5 to 30
Vehicles	6
Improvement in leased properties, equipment and others	5 to 19
Other property, plant and equipment	3 to 20

(*) Includes the barrels used for the enological process on which a decreasing depreciation is applied throughout their useful life.

The Company depreciates its fruit producing plants following the straight-line method over the estimated useful life on the plantations of vines and subjecting the value in each year to evaluate indications of impairment. The applied useful lives are:

Useful life
Plantations	20 to 30

2.12.3	Government Grants

The Company has received the following grants from the Chilean Government:

a)	In accordance with Law on Drainage and Irrigation No. 18.450 related to the developed wine production activity. These are recognized in the caption Property, plant and equipment (see Note 14.2.d) under the capital method and deducted from the amount of constructions in progress and watering materials.

b)	In accordance with the private investment law in research and development Law No. 20.570 related to activities performed by the Research and Innovation center (CII), the Company has received Government grants for its benefit deducted in the research expenses incurred to date.

2.13	Biological Assets

The Company and subsidiaries present within current biological assets the agricultural product (grapes) derived from plantations under production which are intended to be the supply for the wine production process.

For the agricultural product (grapes) which is in the growing stage up to harvest, the costs are accumulated up to the time of harvest.

In accordance with IAS 41 and based on the results of analysis and calculation by the Company the fair value of grapes at the time of harvest approximates the book value and therefore the grapes at the point of harvest are considered to be measured at fair value less costs of sell, and then transferred to inventory.

2.14	Impairment of non-financial assets

On an annual basis, the Company assesses impairment loss under with the methodology established by the Company under with IAS 36. Assets on which this methodology applies, are as follows:

-	Property, plant and equipment

-	Intangible Assets

-	Investments in Associates

-	Other Long-term Assets (Projects)

-	Goodwill

Assets subject to depreciation and amortization are tested for impairment, provided that at any event or changes in circumstances indicate that the carrying amounts may not be recovered. An impairment loss is recognized as the excess of carrying amount over its recoverable amount. The recoverable amount is the higher of the asset fair value less the costs to sell or value in use. In order to evaluate impairment losses, assets are grouped together into cash generating units (CGUs). Non-financial assets, other than goodwill that have been affected by an impairment loss are subject to reviews as of each year-end for any events which justifies the reversal of losses. Impairment tests are performed under the following methods indicated in IAS 36:

-	Cash flows discounted from income for groups of property, plant and equipment. (CGU) identified.

-	Comparison of market fair values against cash flows to determine the recoverable amount between them and then compare to the carrying amount.

2.14.1	Impairment of Property, plant and equipment,

These assets are subject to tests to determine impairment losses in order to verify whether there is any indication that the carrying amount is lower than the recoverable amount. If such an indication exists, the asset recoverable amount is estimated to determine the extent of the impairment loss, if any. In the event that the asset did not generate any cash flows which are independent from other assets, the Company determines the recoverable amount of the cash generating unit to which the asset belongs pursuant to the business segment (wines and others).

2.14.2	Impairment of intangible assets

The Company annually performs tests on its indefinite-lived intangible assets for impairment or when there is an indication that an asset could be impaired.

If the recoverable value of an asset is considered to be lower than its carrying amount, the latter is decreased to its recoverable amount.

2.14.3	Impairment of Financial Assets

In the case of assets with trading origin, the Company has defined a policy for recording impairment provisions in function of the age of the overdue balance.

The Company has defined for its accounts receivable certain age stratification parameters and the percentages to be applied when evaluating the impairment of these items, which are analyzed on a case-by-case basis as indicated in Note 2.6.3.

2.14.4	Impairment of Investments in Associates

Upon application of the equity method, Viña Concha y Toro S.A. and subsidiaries determine whether it is necessary to recognize an impairment loss for the investment maintained in its associates. On an annual basis, the Company establishes if exist an objective evidence that the investment in associates or joint ventures is exposed to impairment risk. If this is the case, the Company calculates the impairment amount as the difference between the fair value of the associate and the acquisition cost. According to IAS 36, and in the event, that the acquisition cost is higher, the difference is recognized with a charge to profit and loss.

2.14.5	Goodwill

Goodwill generated from the purchase of investments are not amortized. At December 31st of each fiscal year, or with more frequency, when are indications of impairment, an impairment test is carried out; and, on the other hand, if there are indications that they may decrease their recoverable value to an amount lower than the net cost recorded, an impairment adjustment occurs.

The allocation is made to those cash-generating units that are expected to benefit from the business combination in which the goodwill acquired arose.

2.15	Lease Agreements

Lease agreements where all risks and substantial benefits are transferred are classified as finance leases.

Assets received through lease agreements, which meet the characteristics of a finance lease arrangement, are recorded as acquisition of property, plant and equipment at the lower between fair value and the present value of the future minimum lease payments.

Each lease payment is allocated between the liability and the finance charges to obtain a constant interest rate on the debt outstanding balance.

The related lease obligations, net of finance charges are included within other current and non-current financial liabilities. The interest element of the finance expenses is charged to the consolidated statement of income during the lease term to obtain a constant recurring interest rate on the liability remaining balance for each year. The asset acquired through a finance lease arrangement is depreciated over the lower of its useful life or the contract lifespan.

Contracts which do not comply with the characteristics required to be recorded as a finance lease are classified as operating leases.

Operating leases are those where the lessor holds a significant portion of the risks and rewards from the ownership of leased assets. Operating lease payments (net of any benefit received from the lesser) are charged to the consolidated statement of income or capitalized (if applicable) on a straight-line basis over the lease term.

2.16	Income and deferred tax

2.16.1	Income Tax

Viña Concha y Toro S.A. and its subsidiaries records its income tax based on the net taxable income determined under regulations established by the Chilean Income Tax Law (ITL) and of foreign countries where certain subsidiaries are based.

The income tax expense for the year for these companies is determined as the sum of the current taxes of the different companies, resulting after the application of the tax rate on taxable income for the year once the tax deductions that are allowed are applied.

On September 29, 2014, the Tax Reform Act was enacted, which among other aspects, defines the tax regime by default that applies to the company, the corporate rate tax that by default will be applied gradually to companies between 2014 and 2018.

In accordance with the tax Reform established by Law No. 20.780 and No. 20.899 which simplifies this law, the holding companies are by default are subject to the tax system established per Article 14B) of the Income Tax Law the “Partially-integrated Regime”, which implies the payment of a corporate tax rate of 25.5% for 2017 and a rate of 27% for 2018 and following years.

In Argentina, on December 29, 2017, Law No. 27,430 was issued, which establishes that the income tax rate for capital companies and permanent establishments is reduced from 35% to 30% for the years beginning on January 1, 2018 and until December 31, 2019 and to 25% for the years thereafter beginning on January 1, 2020. It is also applicable to dividends distributed by the aforementioned entities at a proportional percentage of 7% or 13% for the aforementioned periods, respectively. The reduction in the tax rates as indicated above required the Company to recalculate its deferred tax assets and liabilities reflected in its financial statements showing the new rates (See Note 21).

In addition, the Company’s consolidated operating results for the year ended December 31, 2017 include the effect of the recent Tax Reform (“Tax Cuts and Jobs Act”), enacted on December 22, 2017 in the United States of America. Among its several amendments introduced by such Reform it contemplates the reduction of the corporate tax federal rate from 34% to 21%. Such reduction in the federal rate of such tax, which is effective from January 1, 2018 required the company to recalculate its deferred tax assets and liabilities in its financial statements using the new rate of 21% (See Note 21).

2.16.2	Deferred Taxes

Viña Concha y Toro S.A. and subsidiaries recognize deferred taxes originated by all temporary differences and other events that generate differences between the taxable and financial base of assets and liabilities in accordance with IAS 12 Income Taxes.

Differences between the accounting and tax balance of assets and liabilities generate deferred tax assets or liabilities which are calculated using the tax rates which are expected to be in force when assets and liabilities are realized.

Changes in deferred tax assets or liabilities not arising from business combinations are recognized in profit or loss or net equity in the consolidated statement of financial position based on where the originating gain or losses arise.

Deferred tax assets and fiscal credits are only recognized when it is considered probable that consolidated entities will receive sufficient future tax earnings to recover the temporary difference deductions and apply fiscal credits.

Deferred tax liabilities are recognized for all temporary differences, except those derived from the initial recognition of goodwill as well as those associated to investments in subsidiaries, associates and entities under joint control in which is possible to control its reversals and probable not to perform a revert in a predictable future.

As of the date of the consolidated statement of financial position, the unrecognized deferred tax assets are revaluated and recognized provided that is probable that future taxable gains will allow the recovering of this deferred tax asset.

2.17	Employee benefits

2.17.1	Employee vacations

Costs associated to personnel contractual benefits and related to services provided by employees during the year are charged to income in the related period.

2.17.2	Severance indemnities and seniority bonus

The Company’s management use assumptions in order to determine the best estimate of these benefits. The valuation of these obligations is performed through an actuarial calculation. The assumptions used in this calculation include the pension rotation hypothesis, the mortality rate, the discount rate the expected rise in remuneration and the future permanence, among other.

Actuarial gains or losses arise from the deviations between estimates and actuality of the actuarial hypothesis behavior or in the reformulation of the established actuarial hypothesis, which are directly recorded in Other Comprehensive Income.

The Company’s policy is to make a provision for severance indemnity payments a given number of days per year and in the event of the dismissal of an employee the Company makes the severance indemnity payment established in the Law contained in the Chilean Labor Code (30 days with a limit of 11 years).

The seniority bonus is a benefit included in collective negotiations, contracts with unions and negotiating groups. The amount of the benefit is defined for one single time when employees have 10 or 15 years of seniority (depending on the employment contract) and subsequently every 5-year period.

2.18	Provisions

The provisions are recorded when relate to present, legal or assumed obligations, generated because of a past event which can be estimated in a reliable manner and is probable that an amount is required to pay the obligation.

2.19	Capital

The capital of Viña Concha y Toro is represented by ordinary shares of a unique series and with no par value.

2.20	Minimum Dividend

Article No. 79 of Law for Corporations in Chile establishes that, unless a different agreement is adopted in the Shareholders’ Meeting considering all shares issued, openly-held shareholders’ corporations should annually distribute as dividend in cash to their shareholders, at pro rata of their shares or considering the proportional share established in the Company’s By-Laws if preference shares exists, at least 30% of the Company’s net profit for each year, except when the Company has to absorb retained losses from prior years.

2.21	Earnings (Losses) per Share

The basic earnings (losses) per share are calculated as the quotient between the net earnings (losses) of the year attributable to the Parent Company and the weighted average number of ordinary shares of the Parent in circulation during the same year. The Company has not performed any type of operation of potential diluted effect which supposes a benefit per diluted share other than the basic benefit per share.

2.22	Statement of Cash Flows – Direct Method

For the purposes of the consolidated statement of cash flows, cash and cash equivalents relates to cash and highly-liquid short-term investments, respectively; the latter are easily convertible into cash and subject to an non-significant risk of change in its value.

The consolidated statement of cash flow gathers the cash movements performed during the year, determined by the direct method. In these consolidated statements of cash flows the following expressions are used as detailed below:

-	Cash Flows: cash or cash equivalents inflows and outflows including term investments lower than three months with large liquidity and low risk of value alterations.

-	Operating activities: activities which constitute the main source of ordinary income for the Group, as well as other activities which cannot be classified as investment or financing.

-	Investing activities: activities of acquisition or disposal by other means of non-current assets and other investments not included in cash and its equivalents.

-	Financing activities: activities which produce changes in the volume and composition of the net equity and of financial liabilities.

2.23	Revenue and expense recognition

Revenue from sales of products and services are recognized by Viña Concha y Toro and subsidiaries when the relevant risks and rewards from the ownership of products are transferred to the buyer; the products are delivered in the agreed location or delivery is postponed in accordance with the buyer’s will, which, nonetheless becomes the owner of goods and accepts billing for those products. Revenue is measured at the fair value of the consideration received or receivable.

Expenses are recognized on an accrual basis.

Revenue is presented net of value-added taxes, returns, rebates and discounts and after the elimination of sales performed among the subsidiaries, which are described as follows:

2.23.1	Sale of goods and products

Revenue from sale of goods and products must be recognized in the consolidated financial statements when each and all the following conditions are met:

a)	The Company has transferred to the buyer the significant risks and rewards arising from the ownership of the goods;

b)	The entity retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

c)	The amount of revenue can be measured reliably;

d)	It is probable that the economic benefits associated with the transaction will flow to the entity; and

e)	The costs incurred or to be incurred in respect to the transaction can be measured reliably.

2.23.2	Revenue from Rendering of Services

Service revenue is recognized considering the stage of completion of transaction at the end of the reporting period provided that the outcome of the transaction can be reliably estimated.

2.23.3	Finance Income and Finance Costs

Finance income is recognized as soon as interests are accrued in function of the principal that is pending of payment and of the applicable interest rate.

Interest paid, accrued on loans from financial institutions and public bonds payable are used in the financing of operations, are presented as finance costs.

2.23.4	Dividends

Dividend income is recognized when the right to receive payment is established, and is presented as other finance income.

2.24	Environment

Concha y Toro Group presents disbursements due to environmental investments in Water Treatment Plant intended to protect the environment. The amounts of elements incorporated in facilities, machinery and equipment intended for the same purpose are considered as Property, plant and equipment.